Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Number of common shares	Additional paid in capital	Treasury shares	Foreign currency translation reserve	Accumulated deficit	Total for Company’s shareholders	Non- controlling interest	Total
Balance at Dec. 31, 2024	$ 102	$ 25,845	$ (50)	$ (2,368)	$ (15,071)	$ 8,458	$ (158)	$ 8,300
Balance (in Shares) at Dec. 31, 2024	46,733,844
Treasury shares			(27)			(27)		(27)
Treasury shares (in Shares)	(40,536)
Loss for the period					(1,877)	(1,877)	(15)	(1,892)
Other comprehensive income				533		533	(5)	528
Total comprehensive loss for the period				533	(1,877)	(1,344)	(20)	(1,364)
Balance at Jun. 30, 2025	$ 102	25,845	(77)	(1,835)	(16,948)	7,087	(178)	6,909
Balance (in Shares) at Jun. 30, 2025	46,693,308
Balance at Dec. 31, 2025	$ 102	25,882	(77)	(1,466)	(18,768)	5,673	(186)	5,487
Balance (in Shares) at Dec. 31, 2025	46,717,308
Issuance of share capital and warrants in a public offering	$ 14	3,986				4,000		4,000
Issuance of share capital and warrants in a public offering (in Shares)	3,200,000
Issuance cost		(430)				(430)		(430)
Issuance of share capital and warrants in public offering, Net	$ 14	3,556				3,570		3,570
Loss for the period					(1,670)	(1,670)	(2)	(1,672)
Other comprehensive income				258		258	8	266
Total comprehensive loss for the period				258	(1,670)	(1,412)	6	(1,406)
Balance at Jun. 30, 2026	$ 116	$ 29,438	$ (77)	$ (1,208)	$ (20,438)	$ 7,831	$ (180)	$ 7,651
Balance (in Shares) at Jun. 30, 2026	49,917,308